Contracted concessional assets	6 Months Ended
Jun. 30, 2021
Contracted concessional assets [Abstract]
Contracted concessional assets
 Note 6. - Contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of June 30, 2021 and December 31, 2020 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets under IAS 38	Property, plant and equipment under IAS 16	Balance as of June 30, 2021
	($ in thousands)
Contracted concessional assets cost	910,311	2,894	9,379,357	67,897	18,331	840,441	11,219,230
Amortization and impairment	(67,450)	-	(2,604,909)	(11,723)	(7,083)	(153,853)	(2,845,017)
Total	842,861	2,894	6,774,448	56,174	11,248	686,588	8,374,213

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets under IAS 38	Property, plant and equipment under IAS 16	Balance as of December 31, 2020
	($ in thousands)
Contracted concessional assets cost	936,837	2,941	9,467,309	66,230	13,800	336,920	10,824,037
Amortization and impairment	(87,689)	-	(2,442,520)	(10,060)	(6,111)	(122,240)	(2,668,619)
Total	849,149	2,941	7,024,789	56,170	7,689	214,680	8,155,418

Contracted concessional assets include fixed assets related to service concession arrangements recorded in accordance with IFRIC 12, except for Palmucho, which is recorded in accordance with IFRS 16, and PS10, PS20, Seville PV, Mini-Hydro, Chile TL3, ATN Expansion 2, Chile PV 1, Chile PV 2, Calgary and Coso which are recorded as property plant and equipment in accordance with IAS 16.
The increase in the contracted concessional assets cost is primarily due to business combination for a total amount of $486 million (Note 5), partially offset by the lower value of the Euro denominated assets since the exchange rate of the Euro decreased against the U.S. dollar since December 31, 2020.
No losses from impairment of contracted concessional assets, excluding any change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the six-month periods ended June 30, 2021 and 2020. The impairment provision based on the expected credit losses on contracted concessional financial assets decreased by $20 million in the six-month period ended June 30, 2021 (increased by $41 million in the six-month period ended June 30, 2020), primarily in ACT.